One Year Fee Waiver Or Expense Reimbursement [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ICE BofA 1-5 Year U.S. Treasury Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	5.74%	1.34%	1.83%
Payden U.S. Government Fund (Investor Class)
Prospectus [Line Items]
Average Annual Return, Percent	5.92%	1.21%	1.68%
Payden U.S. Government Fund (Investor Class) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.32%	(0.10%)	0.57%
Payden U.S. Government Fund (Investor Class) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.48%	(0.10%)	0.57%